Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO[1] (b)	Compensation Actually Paid to PEO[2] (c)	Average Summary Compensation Table Total for Non-PEO NEOs[3] (d)	Average Compensation Actually Paid to Non-PEO NEOs[4] (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)[7] (h)	ROTCE[8] (i)
					Total Shareholder Return[5] (f)	Peer Group Total Shareholder Return[6] (g)
2025	$94,522,642	$136,245,977	$15,289,047	$24,191,867	$347	$196	$21,338	15%
2024	$30,313,559	$70,403,899	$19,390,030	$28,805,742	$256	$148	$19,722	13%
2023	$25,966,198	$36,448,161	$11,930,209	$17,586,984	$174	$108	$19,142	13%
2022	$24,642,526	$15,956,505	$12,217,547	$9,792,515	$142	$109	$13,182	9%
2021	$21,350,906	$46,809,640	$9,852,063	$17,287,555	$161	$138	$21,548	15%

Company Selected Measure Name	ROTCE
Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts reported for Mr. Scharf, our CEO (referred to in the table and related information as the “PEO” or principal executive officer), for each corresponding year in the Total Compensation column of the Summary Compensation Table. Refer to the 2025 Summary Compensation Table.The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Scharf) in the Total Compensation column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2025, Michael Santomassimo, Fernando Rivas, Kleber Santos, Ellen Patterson (ii) for 2024, Michael Santomassimo, Jonathan Weiss, Fernando Rivas, Bridget Engle; (iii) for 2023, Michael Santomassimo, Jonathan Weiss, Scott Powell, Barry Sommers; (iv) for 2022, Michael Santomassimo, Jonathan Weiss, Mary Mack, Scott Powell; and (v) for 2021, Michael Santomassimo, Scott Powell, Jonathan Weiss, Ather Williams III.
Peer Group Issuers, Footnote	The peer group used for this purpose is the KBW Nasdaq Bank Index.
PEO Total Compensation Amount	$ 94,522,642	$ 30,313,559	$ 25,966,198	$ 24,642,526	$ 21,350,906
PEO Actually Paid Compensation Amount	$ 136,245,977	70,403,899	36,448,161	15,956,505	46,809,640
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Scharf, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Scharf. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table, adjusted as shown below for 2025. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Compensation Actually Paid to PEO	2025
Summary Compensation Table Total	$94,522,642
Less, value of Stock Awards reported in Summary Compensation Table	-$51,938,278
Less, value of Option Awards reported in Summary Compensation Table	-$29,988,820
Less, Change in Pension Value reported in Summary Compensation Table	$0
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$96,789,114
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$24,829,214
Plus, fair value as of vesting date of equity awards granted and vested in the year	$0
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	$2,032,105
Less, prior year-end fair value for any equity awards forfeited in the year	$0
Plus, pension service cost for services rendered during the year	$0
Compensation Actually Paid to Mr. Scharf	$136,245,977

Non-PEO NEO Average Total Compensation Amount	$ 15,289,047	19,390,030	11,930,209	12,217,547	9,852,063
Non-PEO NEO Average Compensation Actually Paid Amount	$ 24,191,867	28,805,742	17,586,984	9,792,515	17,287,555
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Scharf), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table, adjusted as shown below for 2025. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	2025
Average Summary Compensation Table Total	$15,289,047
Less, average value of Stock Awards reported in Summary Compensation Table	-$8,168,047
Less, average Change in Pension Value reported in Summary Compensation Table	$0
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$9,772,025
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$6,517,840
Plus, average fair value as of vesting date of equity awards granted and vested in the year	$0
Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	$781,002
Less, average prior year-end fair value for any equity awards forfeited in the year	$0
Plus, average pension service cost for services rendered during the year	$0
Average Compensation Actually Paid to Non-PEO NEOs	$24,191,867

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. TSR[1]

■	Compensation Actually Paid to PEO	■	Average Compensation Actually Paid to NEOs (excluding PEO)	■	Wells Fargo TSR	■	Peer Group TSR
	Cumulative Total Shareholder Return (TSR) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year is the closing price on December 31, 2020.
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income

■	Compensation Actually Paid to PEO	■	Average Compensation Actually Paid to NEOs (excluding PEO)	■	Net Income

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. ROTCE

■	Compensation Actually Paid to PEO	■	Average Compensation Actually Paid to NEOs (excluding PEO)	■	ROTCE

Total Shareholder Return Amount	$ 347	256	174	142	161
Peer Group Total Shareholder Return Amount	196	148	108	109	138
Net Income (Loss)	$ 21,338,000,000	$ 19,722,000,000	$ 19,142,000,000	$ 13,182,000,000	$ 21,548,000,000
Company Selected Measure Amount	0.15	0.13	0.13	0.09	0.15
PEO Name	Mr. Scharf
Additional 402(v) Disclosure	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period (assuming dividend reinvestment stock splits, reverse stock splits, and other extraordinary transactions) and the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is the closing price on December 31, 2020. The amounts reported are from the Company’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	ROTCE
Non-GAAP Measure Description	ROTCE is a non-GAAP financial measure. For additional information, including a corresponding reconciliation to GAAP financial measures, see Notes on Non-GAAP Financial Measures on page 130.
Measure:: 2
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Efficiency Ratio
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	96,789,114
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,829,214
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,032,105
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(51,938,278)
PEO | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,988,820)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,772,025
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,517,840
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	781,002
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,168,047)